Stockholders’ Equity (Details) - USD ($)		1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 01, 2019	Apr. 19, 2022	Feb. 23, 2022	Feb. 17, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 24, 2022	Nov. 24, 2021
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized					250,000,000			250,000,000		250,000,000	2,300,000
Preferred stock, shares authorized					10,000,000			10,000,000		10,000,000	1,150,000		1,150,000
Common stock, par value (in Dollars per share)					$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, per share (in Dollars per share)	$ 0.00001				$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, shares designated					1,150,000			1,150,000
Common stock par value (in Dollars per share)					$ 0.00001			$ 0.00001
Common stock, shares issued					12,229,399			12,229,399		3,200,000
Common stock, shares outstanding					12,229,399			12,229,399		3,200,000
Aggregate shares				2,222,222
Common stock price per share (in Dollars per share)				$ 9
Underwriting discount percentage			8.00%
Other offering costs (in Dollars)			$ 17,100,000
Warrants to purchase shares of common stock			111,111
Exercise price per share (in Dollars per share)			$ 10.35
Shares issued	1,146,138					1,600,000						590,406
Agent fees and other offering expenses (in Dollars)		$ 6,900,000
Warrants exercise price (in Dollars per share)		$ 0.001
Exercise price (in Dollars per share)		$ 6.65
Agent fee percentage		7.50%
Management fee percentage		1.00%
Out of pocket expenses (in Dollars)		$ 85,000
Purchase of common stock		70,849
Percentage of purchase warrants		6.00%
Price per share (in Dollars per share)		$ 8.46875
Warrants issuable shares		70,849
Aggregate percentage								2.00%
Liability (in Dollars)					$ 36,000			$ 36,000
Contingent warrants (in Dollars)								$ 5,000
Common stock, shares, issued										3,200,000	3,200,000
Common stock, shares, outstanding										3,200,000	3,200,000
Conversion price, per shares (in Dollars per share)						$ 1.52				$ 1.52
Offering netting proceeds (in Dollars)						$ 50,000,000				$ 50,000,000
Offering price percentage						300.00%				300.00%
Cumulative dividends, per share						8.00%
Cumulative dividends (in Dollars)						$ 1,586,162				$ 1,489,803
Cumulative dividends per series seed share (in Dollars per share)						$ 1.38
Issuance options								104,820
Weighted average grant date fair value (in Dollars per share)					$ 3.56			$ 3.56
Aggregate fair value of stock options vested (in Dollars)					$ 1,400,000			$ 1,500,000
Stock-based compensation expense (in Dollars)					$ 1,447,127		$ 34,924	1,466,459	$ 76,645	130,141	$ 334,837
Unrecognized stock-based compensation expense (in Dollars)								$ 1,100,000		$ 130,141	$ 334,837
Weighted-average period term								1 year 11 months 15 days
Common Stock, Shares Authorized													2,300,000
Voting rights										one
Preferred stock, shares issued					0			0		1,146,138	1,146,138
Preferred stock, shares outstanding					0			0		1,146,138	1,146,138
Dividends rate of percentage										8.00%
Series seed per share (in Dollars per share)										$ 1.3
Purchase price per share (in Dollars per share)	$ 6.09
Net of offering costs (in Dollars)	$ 45,000
Purchase of shares											688,800
Stock-based compensation expense (in Dollars)										$ 68,000
Received amount (in Dollars)	$ 6,900,000
Fair value (in Dollars)											$ 500,000
Pre Funded Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregate shares of common stock		590,406
Purchase price (in Dollars)		$ 6.774
2019 Equity Incentive Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued						1,400,000
Preferred Investment Options [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregate shares of common stock		1,180,812
Purchase price (in Dollars)		$ 6.775
Preferred investment options exercise price (in Dollars per share)		$ 8.46875
IPO [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants exercisable					111,111			111,111
Fair value price per share (in Dollars per share)					$ 2.13			$ 2.13
Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Other offering costs (in Dollars)					$ 8,800,000			$ 8,800,000
Warrants exercisable					1,251,661			1,251,661
Fair value price per share (in Dollars per share)					$ 2.13			$ 2.13
Shares issued		590,406
Common stock, shares, issued					1,350,000			1,350,000
Series Seed Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized										1,150,000
Preferred stock, shares designated						1,150,000
Shares issued	1,146,138
Common stock, shares, issued						0
Common stock, shares, outstanding										1,146,138
Original Issue Price [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share)										$ 6.09
Original issue price per share (in Dollars per share)						$ 6.09
2019 Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock issuance										1,400,000
Chief Executive Officer [Member]
Stockholders’ Equity (Details) [Line Items]
Stock options granted					200,000			200,000
Stock options granted (in Dollars)					$ 700,000			$ 700,000
Chief Financial Officer [Member]
Stockholders’ Equity (Details) [Line Items]
Stock options granted					100,000
Stock options granted (in Dollars)					$ 400,000
Stock-based compensation expense (in Dollars)								$ 100,000
Three non-executive directors [Member]
Stockholders’ Equity (Details) [Line Items]
Stock options granted								4,655
One non-executive directors [Member]
Stockholders’ Equity (Details) [Line Items]
Stock options granted								50,575
Chief Business Officer [Member]
Stockholders’ Equity (Details) [Line Items]
Stock options granted (in Dollars)					700,000
Stock-based compensation expense (in Dollars)								$ 500,000
Non-executive directors [Member]
Stockholders’ Equity (Details) [Line Items]
Stock-based compensation expense (in Dollars)					$ 200,000			$ 100,000
Board of Directors [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized													10,000,000
Common Stock, Shares Authorized													250,000,000
Board of Directors [Member] | Series Seed Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized													1,150,000